Pensions and other postretirement benefits (Details 8) - Pensions [Member] - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation	CAD 637	CAD 743
Accumulated benefit obligation	574	656
Fair value of plan assets	CAD 207	CAD 274